Statements of Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) (unaudited) - Q2 (Parenthetical) (USD $)	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003
Statements of Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) (unaudited) [Abstract]
Series A Redeemable Convertible Preferred stock, value per share (in dollars per share)				$ 1.62	$ 1.62	$ 1.62
Restricted common stock issued to employees and nonemployees, value per share (in dollars per share)				$ 2.32	$ 2.32
Series B Redeemable Convertible Preferred stock, value per share (in dollars per share)			$ 1.82	$ 1.82
Series C Redeemable Convertible Preferred stock, value per share (in dollars per share)	$ 1.82	$ 1.82	$ 1.82